Note 7 - Balance Sheet Disclosures - Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2023	€ 790	[1]	€ 3,018		€ 1,937
Depreciation of right-of-use assets	(78)		(462)		(415)
Deconsolidation of Subsidiary	(78)
Right-of-use assets on December 31, 2023	0		790	[1]	3,018
Interest expense on lease liabilities	49		86		56
Expense relating to short-term leases	80		129		0
Total cash outflow for leases	256		515		435
Additions to right-of-use assets			8		1,496
Lease modifications			(26)
Impairment	0		(1,748)		0
Buildings [member]
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2023	778		2,997		1,906
Depreciation of right-of-use assets	(75)		(451)		(405)
Deconsolidation of Subsidiary	(703)
Right-of-use assets on December 31, 2023	0		778		2,997
Interest expense on lease liabilities	48		83		52
Expense relating to short-term leases	80		125		0
Total cash outflow for leases	251		502		423
Additions to right-of-use assets			0		1,496
Lease modifications			(26)
Impairment			(1,742)
Cars [member]
Statement Line Items [Line Items]
Right-of-use assets on January 1, 2023	12		21		31
Depreciation of right-of-use assets	(3)		(11)		(10)
Deconsolidation of Subsidiary	(9)
Right-of-use assets on December 31, 2023	0		12		21
Interest expense on lease liabilities	1		3		4
Expense relating to short-term leases	0		4		0
Total cash outflow for leases	€ 5		13		12
Additions to right-of-use assets			8		€ 0
Lease modifications			0
Impairment			€ (6)

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.